Commitments and contingencies (Minimum payments under lease agreements) (Details) - Property Rental Agreements [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 10,211
2019	7,692
2020	7,593
2021	7,670
2022	7,750
Thereafter	44,388
Head lease payments	$ 85,304